Bank Loans - Schedule of Bank Loans from Commercial Banks (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	$ 81,253	$ 55,791
Less: Short-term bank loans	(44,652)	(39,401)
Less: Long-term bank loans, current	(2,769)
Long-term bank loans	33,832	16,390
Bank of China Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	11,382	11,129
China Merchant Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	22,337	10,340
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	8,536	6,956
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	1,138	1,113
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans		1,391
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans		2,087
Industrial Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	13,637	4,994
Haixia Bank of Fujian Fuzhou Minjiang Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans		1,391
Postal Savings Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	2,134
China Industrial and Commercial Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	4,268
Bank of China Ningde Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	$ 17,821	$ 16,390